Basis of Preparation of Financial Statements and Principal Accounting Policies - Summary of Ownership Interests in Subsidiaries (Parenthetical) (Detail)	Mar. 31, 2017
ChipMOS Shanghai [member]
Disclosure of joint ventures [line items]
Percentage of shareholding in subsidiaries disposed off	54.98%